Note 4 - Property and Equipment	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

			November 30, 2012
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	243,798	188,935	54,863
Computer software	126,568	53,916	72,652
Furniture and fixtures	140,829	98,091	42,738
Laboratory equipment	2,602,478	1,383,709	1,218,769
Leasehold improvements	1,108,246	1,108,246	-
Laboratory equipment under capital lease	225,192	88,617	136,575
Computer equipment under capital lease	84,990	74,884	10,106
	4,532,101	2,996,398	1,535,703

			November 30, 2011
	Cost	Accumulated amortization	Carrying value
	$	$	$

Computer equipment	185,662	145,070	40,592
Computer software	39,355	27,808	11,547
Furniture and fixtures	111,255	76,187	35,068
Laboratory equipment	1,941,659	1,264,505	677,154
Leasehold improvements	940,362	927,021	13,341
Lab equipment under capital lease	201,622	44,128	157,494
Computer under capital lease	76,093	59,375	16,718
	3,496,008	2,544,094	951,914

Depreciation for the year ended November 30, 2012 was $452,303 (November 30, 2011 - $227,456; November 30, 2010 - $242,778).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2012, the Company recorded a $107,123 write-down of long-lived assets (2011 - $Nil; 2010 – $36,481). The Company performed an asset inspection at the end of the fiscal year and noted assets which were not in use or had nominal value. The fair value of these assets were determined based on internal appraisals as per the Company’s accounting policy.